Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ 3,363	₩ 1,717	₩ 1,163	₩ 1,036
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	2,234	1,144	991	64
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	332	186	₩ 72	₩ 77
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	797	387
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(16,345)	(15,093)
Accumulated Amortization | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(12,069)	(11,172)
Accumulated Amortization | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(527)	(488)
Accumulated Amortization | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(3,749)	(3,433)
Acquisition Price
Disclosure Of Intangible Assets [Line Items]
Intangible assets	19,708	16,810
Acquisition Price | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	14,303	12,316
Acquisition Price | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	859	674
Acquisition Price | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ 4,546	₩ 3,820